Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) for the year	$ (27,920)	$ 35,499
Items not affecting cash:
Amortization	1,095	1,154
Stock-based compensation	1,931	3,277
Deferred leasehold inducement	(123)	(193)
Unrealized foreign exchange gain	(61)	(180)
Loss on write-down of intangible assets	95	25
Changes in operating assets and liabilities:
Accounts receivable	(506)	711
Prepaid expenses and other assets	372	(505)
Accounts payable and accrued liabilities	(2,492)	(1,914)
Deferred revenue		(35,197)
Net cash provided by (used in) operating activities	(27,609)	2,677
Cash flows from investing activities:
Purchase of property and equipment	(676)	(274)
Purchase of intangible assets	(343)	(310)
Net cash used in investing activities	(1,019)	(584)
Cash flows from financing activities:
Issuance of common stock upon exercise of stock options	358	2,359
Proceeds from draws of long-term debt (note 11)		25,000
Net cash provided by financing activities	358	27,359
Effect of foreign exchange rate changes on cash and cash equivalents	26	166
Increase (decrease) in cash and cash equivalents during the year	(28,244)	29,618
Cash and cash equivalents, beginning of year	76,888	47,270
Cash and cash equivalents, end of year	48,644	76,888
Supplemental cash flow information:
Interest paid	2,241	1,991
Interest received	$ 22	$ 16